17. Trade payables, net	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Trade payables, net
17.	Trade payables, net
	2019	2018

Product suppliers	14,371	9,662
Service suppliers	977	491
Bonuses from suppliers (note 17.2)	(461)	(907)
	14,887	9,246
17.1.	Agreement between suppliers, the Group and banks

The Group entered into certain agreements with financial institutions in order to allow suppliers to use the Group's lines of credit, and to anticipate receivables arising from the sale of goods and services, the Group.

These transactions were assessed by management that determined that they have commercial characteristics, since there are no changes to the original terms of the receivables in relation to price and / or terms, including financial charges. The anticipation is also solely at the suppliers’ discretion.

The Group also has commercial transactions increasing payment terms, as part of its commercial activities, without financial charges.

17.2.	Bonuses from suppliers

It includes considerations and discounts obtained from suppliers. These amounts are established in agreements and include amounts for discounts on purchase volumes, joint marketing campaigns, freight reimbursements, and other similar programs. The settlement of these receivables is through offsetting the amounts payable to suppliers, according to the terms of supply agreements.